UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:    CFW Capital Management Incorporated
Address: 1900 West 75th Street
               Prairie Village, KS 66208

13F File Number: 28-6646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Owen McPherson
Title:  President
Phone:  913-432-5600
Signature, Place, and Date of Signing:

J. Owen McPherson        Prairie Village, KS       10/2/07


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total: 39940


List of Other Included Management:



                                                    		FORM 13F INFORMATION TABLE

                                                        		             VALUE    SHARES/ SH/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP         (X$1000) PRN AMT PRN DSCRETN MANAGERS     SOLE

.............................. ............... ......... ........ ....... ... ....... ........  .................
AMERICAN INTL GRP    	         COM   		026874107    	1317       22597     SH     SOLE      N/A       22597
AMGEN INC                        COM   		031162100    	1234       26575     SH     SOLE      N/A       26575
AT&T				 COM		00206R102	214	    5158     SH     SOLE      N/A        5158
AUTOMATIC DATA     	         COM   		053015103      	396         8900     SH     SOLE      N/A        8900
BANK OF AMERICA CORP             COM   		06605F102    	1122       27189     SH     SOLE      N/A       27189
BP PLC/SPONSORED ADR             COM   		055622104       560         7658     SH     SOLE      N/A        7658
BRISTOL MYERS SQUIBB             COM   		110122108       234         8824     SH     SOLE      N/A        8824
CATERPILLAR INC DEL           	 COM   		149123101       827	   11400     SH     SOLE      N/A	11400
CHEVRON CORP.		     	 COM   		166764100     	1130       12109     SH     SOLE      N/A       12109
CISCO SYSTEMS			 COM		17275R102 	1025	   37847     SH	    SOLE      N/A       37847
COCA-COLA CO.                    COM   		191216101      	378         6164     SH     SOLE      N/A        6164
COLGATE POLMOLIVE                COM   		194162103       483	    6200     SH     SOLE      N/A        6200
COMMERCE BANCSHRS                COM   		200525103       257	    5730     SH     SOLE      N/A        5730
CONOCO PHILLIPS                  COM   		20825C104       1291       14623     SH     SOLE      N/A       14623
DENTSPLY                         COM  		249030107       1396       31000     SH     SOLE      N/A       31000
EXXON MOBIL CORP                 COM  		30231G102       507         5412     SH     SOLE      N/A        5412
GENETECH			 COM		368710406	858	   12800     SH	    SOLE      N/A	12800
GENERAL DYNAMICS              	 COM   		369604103       455         5110     SH     SOLE      N/A        5110
GENERAL ELECTRIC CO.             COM   		369604103       1269       34222     SH     SOLE      N/A       34222
GILEAD SCIENCES               	 COM   		375558103       3368       73200     SH     SOLE      N/A       7320
GRANT PRIDECO                 	 COM   		38821G101       1860       33500     SH     SOLE      N/A       33500
INT'L BUSINESS MACHINES          COM   		459200101       676         6257     SH     SOLE      N/A        6257
JANUS CAPITAL GROUP, INC.        COM   		47102X105       404        12302     SH     SOLE      N/A       12302
JOHNSON & JOHNSON                COM   		478160104       389         5825     SH     SOLE      N/A        5825
L-3 COMM.  HLDGS      	         COM   		502424104       800         7550     SH     SOLE      N/A        7550
LOCKHEED MARTIN			 COM		539830109	266	    2525     SH	    SOLE      N/A	 2525
LOWE'S COMPANIES              	 COM   		548661107       219         9700     SH     SOLE      N/A        9700
NABORS INDUSTRIES LTD            COM   		G6359F103       449        16400     SH     SOLE      N/A       16400
NORFOLK SOUTHERN		 COM		655844108	272	    5400     SH     SOLE      N/A	 5400
ONEOK INC.                    	 COM   		682680103       869        19400     SH     SOLE      N/A       19400
PEPSICO INC                   	 COM   		713448108       475         6260     SH     SOLE      N/A        6260
PROCTOR & GAMBLE              	 COM   		742718109       923        12565     SH     SOLE      N/A       12565
SCHLUMBERGER, LTD             	 COM  		806857108       1643       16700     SH     SOLE      N/A       16700
SEALED AIR                    	 COM    	81211K100       254        10980     SH     SOLE      N/A       10980
ST. JUDE MEDICAL		 COM		790849103	910	   22400     SH     SOLE      N/A       22400
STRYKER CORP.                    COM		863667101       1009	   13500     SH     SOLE      N/A       13500
TEVA PHARM INDUSTRIES ADR        COM    	881624209       1354       29139     SH     SOLE      N/A       29139
THERMO FISHER SCIENCE            COM    	883556102       2200       38150     SH     SOLE      N/A       38150
TRANSOCEAN 			 COM		G90078109       1860       12994     SH     SOLE      N/A       12994
WEATHERFORD INT'L INC            COM    	947074100       4787       69775     SH     SOLE      N/A       69775